Provisions for other liabilities and charges - Decommissioning and site restoration provision (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Non-current	$ 84,811	$ 84,533	[1]
Current	309	483	[1]
Decommissioning and site restoration provisions
Disclosure of other provisions [line items]
At January 1	85,016	71,941
Additions through business combinations		34,419
Increase/(decrease) in provisions	625	(24,898)
Payments for tower and tower equipment decommissioning	(327)	(343)
Unwinding of discount	6,941	7,084
Effects of movement in exchange rates	(7,135)	(3,187)
At end of period/year	85,120	85,016
Non-current	84,811	84,533
Current	$ 309	$ 483

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.